Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Provisions [Line Items]
Provisions related to expected credit losses (IFRS 9, Financial Instruments)	$ 350	$ 201
Provisions related to Credit Suisse loan commitments (IFRS 3, Business Combinations)	1,924
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	6,144	3,042
Acquisition-related contingent liabilities (IFRS 3, Business Combinations)	3,832
Other provisions	2,123	456
Total provisions and contingent liabilities	12,250	3,243
Credit Suisse
Disclosure Of Other Provisions [Line Items]
Acquisition-related contingent liabilities (IFRS 3, Business Combinations)	3,800
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	4,020	$ 2,586
of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	3,762
Total provisions and contingent liabilities	9,681
of which: Credit Suisse | Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	$ 2,210